S-K 1602(c) Dilution	Jun. 30, 2026 USD ($) $ / shares shares
No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.86
Net Tangible Book Value (in Dollars) | $	$ (6,358)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 151,399,285
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,820,337
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	21,217,722
No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.86
Net Tangible Book Value (in Dollars) | $	$ (6,358)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 174,033,885
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,820,337
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	24,358,347
Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 3.48
Net Tangible Book Value (in Dollars) | $	$ (6,358)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 113,899,285
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,820,337
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,467,722
Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 3.47
Net Tangible Book Value (in Dollars) | $	$ (6,358)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 130,908,885
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,820,337
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	20,045,847
Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 4.43
Net Tangible Book Value (in Dollars) | $	$ (6,358)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 76,399,285
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,820,337
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	13,717,722
Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 4.42
Net Tangible Book Value (in Dollars) | $	$ (6,358)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 87,783,885
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,820,337
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,733,347
Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 6.1
Net Tangible Book Value (in Dollars) | $	$ (6,358)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 38,899,285
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,820,337
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	9,967,722
Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 6.09
Net Tangible Book Value (in Dollars) | $	$ (6,358)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 44,658,885
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,820,337
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	11,420,847
Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 9.77
Net Tangible Book Value (in Dollars) | $	$ (6,358)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 1,399,285
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,820,337
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	6,217,722
Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 9.78
Net Tangible Book Value (in Dollars) | $	$ (6,358)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 1,533,885
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,820,337
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	7,108,347
Public Units [Member] | No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	$ 7.14
Public Units [Member] | No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	7.14
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.52
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.53
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.57
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.58
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	3.9
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	3.91
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	0.23
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	0.22
Pro forma net tangible book value after this offering [Member] | No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.14
Pro forma net tangible book value after this offering [Member] | No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.14
Pro forma net tangible book value after this offering [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.52
Pro forma net tangible book value after this offering [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.53
Pro forma net tangible book value after this offering [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.57
Pro forma net tangible book value after this offering [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.58
Pro forma net tangible book value after this offering [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.9
Pro forma net tangible book value after this offering [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.91
Pro forma net tangible book value after this offering [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.23
Pro forma net tangible book value after this offering [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.22
Net proceeds from this offering and the sale of private placement shares [Member] | No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 151,528,300	[1]
Net proceeds from this offering and the sale of private placement shares [Member] | No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	174,028,300	[1]
Net proceeds from this offering and the sale of private placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	151,528,300	[1]
Net proceeds from this offering and the sale of private placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	174,028,300	[1]
Net proceeds from this offering and the sale of private placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	151,528,300	[1]
Net proceeds from this offering and the sale of private placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	174,028,300	[1]
Net proceeds from this offering and the sale of private placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	151,528,300	[1]
Net proceeds from this offering and the sale of private placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	174,028,300	[1]
Net proceeds from this offering and the sale of private placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	151,528,300	[1]
Net proceeds from this offering and the sale of private placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	174,028,300	[1]
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	11,943
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	11,943
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	11,943
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	11,943
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	11,943
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	11,943
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	11,943
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	11,943
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	11,943
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	11,943
Overallotment Liability [Member] | No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(134,600)
Overallotment Liability [Member] | No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(134,600)
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(134,600)
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(134,600)
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(134,600)
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Redemptions [Member] | No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $		[2]
Redemptions [Member] | No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $		[2]
Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(37,500,000)	[2]
Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(43,125,000)	[2]
Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(112,500,000)	[2]
Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(129,375,000)	[2]
Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(75,000,000)	[2]
Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(86,250,000)	[2]
Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(150,000,000)	[2]
Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ (172,500,000)	[2]
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(879,375)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(879,375)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(879,375)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(879,375)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(879,375)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares offered [Member] | No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	15,000,000
Ordinary shares offered [Member] | No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	17,250,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	15,000,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	17,250,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	15,000,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	17,250,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	15,000,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	17,250,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	15,000,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	17,250,000
Private placement shares [Member] | No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	276,760
Private placement shares [Member] | No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	288,010
Private placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	276,760
Private placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	288,010
Private placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	276,760
Private placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	288,010
Private placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	276,760
Private placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	288,010
Private placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	276,760
Private placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	288,010
Ordinary shares redeemed [Member] | No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(3,750,000)
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(4,312,500)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(7,500,000)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(8,625,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(11,250,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(12,937,500)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(15,000,000)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(17,250,000)

[1]	Expenses applied against gross proceeds include offering expenses of approximately $489,300 and underwriting commissions of $0.05 per unit (including any units sold pursuant to the underwriters’ option to purchase additional units), or $750,000 in the aggregate (or up to $862,500 if the underwriters’ over-allotment option is exercised in full), payable to the underwriters. See “Use of Proceeds.”
[2]	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our Sponsor, initial shareholders, directors, executive officers or their respective affiliates may purchase shares or public rights in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”